Average Annual Total Returns - Fund summary	C 000213254 [Member] 1 Year		C 000213254 [Member] Since Inception		C 000213254 [Member] Inception Date	C 000213254 [Member] After Taxes on Distributions 1 Year		C 000213254 [Member] After Taxes on Distributions Since Inception		C 000213254 [Member] After Taxes on Distributions Inception Date	C 000213254 [Member] After Taxes on Distributions and Sales 1 Year	C 000213254 [Member] After Taxes on Distributions and Sales Since Inception	C 000213254 [Member] After Taxes on Distributions and Sales Inception Date	C 000213255 [Member] 1 Year		C 000213255 [Member] Since Inception		C 000213255 [Member] Inception Date	C 000219743 [Member] 1 Year		C 000219743 [Member] Since Inception		C 000219743 [Member] Inception Date	C 000213253 [Member] 1 Year		C 000213253 [Member] Since Inception		C 000213253 [Member] Inception Date	I C E Bof A U S Treasury Bill Index [Member] 1 Year		I C E Bof A U S Treasury Bill Index [Member] Since Inception		I C E Bof A U S Treasury Bill Index [Member] Inception Date	Bloomberg Barclays U S M B S Index [Member] 1 Year	Bloomberg Barclays U S M B S Index [Member] Since Inception	Bloomberg Barclays U S M B S Index [Member] Inception Date
Total	5.58%	[1]	3.64%	[1]	Apr. 07, 2015	3.37%	[1]	2.03%	[1]	Apr. 07, 2015	3.29%	2.06%	Apr. 07, 2015	8.16%	[1]	3.76%	[1]	Apr. 07, 2015	10.29%	[2]	4.91%	[2]	Apr. 07, 2015	10.22%	[1]	4.81%	[1]	Apr. 07, 2015	2.35%	[3]	1.15%	[3]	Apr. 07, 2015	6.35%	2.47%	Apr. 07, 2015

[1]	Performance for class A, C, and Y shares prior to their inception (7/1/19) is derived from the historical performance of class I shares and has been adjusted for the higher fees applicable to class A, C, and Y shares.
[2]	Performance for class R6 shares prior to their inception (6/1/20) is derived from the historical performance of class I shares and has been adjusted for the higher investor servicing fees applicable to class R6 shares.
[3]	ICE BofA Indexes: ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.